ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payables	¥ 232,927		¥ 195,014
Payables for purchase of property and equipment	124,333		179,839
Accrued expenses	111,877		65,159
Current portion of operating lease liabilities	¥ 16,103		¥ 34,993
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
VAT and other tax payables	¥ 28,563		¥ 19,847
Advances from employees	2,923		3,472
Total	¥ 516,726	$ 70,791	¥ 498,324